Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt

	December 31,
	2015	2014
Carrying amount	$1,779,205	$1,619,270
Estimated fair value	1,905,393	1,694,424